Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Key Management Personnel of Entity or Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Compensation

Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2018	2017	2016
Salaries, Director Fees and Short-Term Benefits	34	26	27
Termination Benefits	9	4	-
Post-Employment Benefits	3	4	4
Stock-Based Compensation	5	6	4
	51	40	35